Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified		12 Months Ended				12 Months Ended
	Dec. 31, 2013 Series A Preferred Stock [Member] Successor [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2012 Predecessor Common Shares [Member] Predecessor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member]
Accounts receivable, allowance for doubtful accounts (in Dollars)					$ 10,113	$ 8,831
Preferred shares authorized	2,000,000	316,000	44,977		5,000,000
Preferred shares issued		316,000			2,000,000	316,000
Preferred shares outstanding		315,144	0		2,000,000	315,144
Preferred shares dividend rate		9.00%	9.50%			9.00%
Common shares authorized					200,000,000	50,000,000
Common shares issued					103,571,941	50,000,000
Common shares outstanding					103,571,941	49,582,936
Treasury stock, shares		856		417,064